RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL

Compensation to key management personnel were as follows:

	2025	2024	2023

Salaries	$3,666,430	$2,435,726	$2,245,853
Share-based payments (1)	3,640,115	3,021,067	2,411,669
Total	$7,306,545	$5,456,793	$4,657,522

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.